Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2023
Stock Warrants
Schedule of Warrants Outstanding

The Company has the following warrants outstanding:

	September 30,	December 31,
	2023	2022
Equity Classified Warrants
OneMedNet Warrants	613,848	613,848
Convertible Promissory Note Warrants	3,606,000	2,056,000
Total	4,219,848	2,669,848